Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class AOrdinary Shares Subject To Possible Redemption [Abstract]
Schedule of class A ordinary shares subject to possible redemption
Gross proceeds from Initial Public Offering	$345,000,000
Less:
Fair value of Public Warrants at issuance	(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	28,785,962
Class A ordinary shares subject to possible redemption, December 31, 2021	345,000,000
Increase in redemption value of Class A ordinary shares subject to redemption	387,074
Class A ordinary shares subject to possible redemption, June 30, 2022	345,387,074
Increase in redemption value of Class A ordinary shares subject to redemption	1,523,302
Class A ordinary shares subject to possible redemption, September 30, 2022	$346,910,376

Gross proceeds from Initial Public Offering	$345,000,000
Less:
Fair value of Public Warrants at issuance	(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	28,785,962
Class A ordinary shares subject to possible redemption	$345,000,000